CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CONVERTIBLE DEBT
CONVERTIBLE DEBT
8.	CONVERTIBLE DEBT

In March 2021, the Company completed a $7.0 million private placement of the convertible unsecured debentures (“Debentures”). The Company allocated $3,567,442 of proceeds to the Debentures. The Company incurred $48,220 of issuance costs in connection with the private placement of which $24,575 was allocated to the Debentures and amortized over the life of the Debentures. The conversion feature has been recognized as a derivative liability recorded as a discount to the Debentures, adjusted to fair value each reporting period with the change in fair value recorded in the unaudited condensed consolidated statements of operations and comprehensive loss. The derivative liability was valued at $3,432,558 at issuance.

On June 17, 2022, the Company amended the conversion feature of the Debentures (the “Amended and Restated Debentures”). Previously, the Debentures were convertible into Common Shares at the option of the holder at any time and from time to time at a conversion price of $6.00. Following the amendment, the Amended and Restated Debentures became convertible into Series 1 Convertible Preferred Shares at the option of the holder at any time and from time to time at a conversion price of $6.00. No other terms of the Debentures were amended. The modification of the Debentures was determined to be non-substantial.

Between June 17, 2022 and June 19, 2022, the Company received notices of conversion from the holders of the Company’s Amended and Restated Debentures, requesting conversions in the aggregate of $7.0 million, representing the entirety of the outstanding balance thereof. In satisfaction of the notices of conversion, the Company issued, in the aggregate, 70,000,000 Series 1 Convertible Preferred Shares, described further in Note 9, to the Amended and Restated Debenture holders in accordance with the terms of the Amended and Restated Debentures and made cash payments to settle accrued interest through the conversion dates in the amount of $17,069.

The Company recognized the redemption as an extinguishment of the outstanding debt and the related derivative, which required a remeasurement of the derivative liability as of June 19, 2022. The derivative liability at June 19, 2022 was valued at $2,741,058 using a scenario-based valuation method using a Monte Carlo simulation model, volatility of 87%, a risk-free interest rate of 2.94% and a selected debt yield of 27.2%. On June 19, 2022, following the remeasurement of the derivative liability, the Company recognized a gain from the change in fair value of the derivative liability of $892,753 during the three months ended June 30, 2022. The total gain recognized on the change in fair value of the derivative liability was $2,643,123 during the six months ended June 30, 2022. The extinguishment of the convertible notes was accounted for as follows:

June 19, 2022
Carrying value of convertible debt net of issuance costs and debt discount (includes amortization of debt discount of $117,212 from April 1, 2022 to June 19, 2022)	$4,166,363
Derivative liability remeasured as of June 19, 2022	2,741,058
Total liabilities extinguished on conversion	6,907,421
Fair value of Series 1 Convertible Preferred Shares recorded to additional paid-in-capital	5,600,000
Gain on extinguishment of convertible debt and derivative liability	$1,307,421

The fair value of Series 1 Convertible Preferred Shares recorded to additional paid-in-capital was calculated using the observable market price of Common Shares as the basis for determining fair value. The fair value of Common Shares was $0.08 per share on the conversion date. Legal fees resulting from the debt modification were expensed as incurred.

10.	CONVERTIBLE DEBT

In March 2021, the Company completed a $7.0 million private placement of convertible debentures (the “Debentures”). The Company allocated $3,567,442 of proceeds to the Debenture. The Company incurred $48,220 of issuance costs in connection with the private placement of which $24,575 was allocated to the Debentures and amortized over the life of the Debenture. The Debentures are convertible into common shares at the option of the holder at any time and from time to time at a conversion price of $6.00 and accrue interest at 1% per annum, which is payable annually. At the Company’s election, accrued interest may be paid in cash or common shares (such number of shares determined by dividing the interest due by the 5-day volume-weighted average price (“VWAP”) of the common shares). The Debentures mature on March 22, 2026. Prior to the maturity date, the Company is entitled to convert the Debentures at the conversion price upon raising an aggregate of $50 million in equity and/or debt. On the maturity date, the Company may redeem the outstanding principal amount of the Debentures in either cash or common shares (at the then 5-day VWAP less a 10% discount) or a combination thereof. The Company recognized $366,000 of interest expense relating to the amortization of the debt discount related to the derivative liability and issuance costs allocated to the Debentures as of December 31, 2021.

The conversion feature has been recognized as a derivative liability recorded as a discount to the Debenture, adjusted to fair value each reporting period and being recorded in the consolidated statements of operations and comprehensive loss. The derivative liability has been valued at $3,432,558 at issuance date using a scenario-based valuation method using a Monte Carlo model, volatility of 101.43%, a risk-free interest rate of 0.15% and a selected debt yield of 15.96%. The derivative liability at December 31, 2021 has been valued at $5,379,878 using a scenario-based valuation method using a Monte Carlo simulation model, volatility of 95.95%, a risk-free interest rate of 1.15% and a selected debt yield of 15.96%. The total liability of the Debenture and the derivative liability at December 31, 2021 was $9,285,935. The portion of issuance costs allocated to the conversion feature of $23,645 were expensed when incurred in 2021.

December 31,
2021
Balance at December 31, 2020	$—
Derivative liability at issuance	3,432,558
Change in fair value of the derivative liability	1,936,191
Foreign exchange loss	11,129
Balance at December 31, 2021	$5,379,878